BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed	The following table summarizes the fair values of the assets acquired and liabilities assumed:

Total value
Cash and cash equivalents	$50
Accounts receivables	417
Other current assets	7
Property and equipment	17
Other non-current assets	39
Total tangible assets	530
Customer relationships	198
Goodwill	4,555
Total asset acquired	5,283
Less: assumed liabilities	(283)
Net assets acquired	$5,000